CURRENT AND ALL OTHER LIABILITIES - Schedule of current and all other liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Employee compensation and benefit liabilities		$ 1,619	$ 1,242
Equipment projects and other commercial liabilities		1,126	761
Product warranties (Note 20)		629	711
Derivative instruments (Note 18)		74	225
Operating lease liabilities (Note 7)		193	175	$ 175
Restructuring liabilities (Note 21)		186	139
Short-term borrowings		145	121
Taxes payable		123	75
Other		257	264
All other current liabilities	$ 4,399	4,352	3,713
Equipment projects and other commercial liabilities		531	662
Legal liabilities (Note 20)		604	746
Product warranties (Note 20)		785	719
Operating lease liabilities (Note 7)		525	488	$ 488
Uncertain and other income taxes and related liabilities		803	751
Asset retirement obligations (Note 20)	581	581	571
Environmental, health and safety liabilities (Note 20)		127	122
Finance lease liabilities and other long-term borrowings		294	360
Deferred income (Note 9)		173	296
Derivative instruments (Note 18)		34	60
Other		323	351
All other liabilities	$ 4,687	$ 4,780	$ 5,126